Borrowings (Interest Rate Ranges, Maturity and Balance of Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Total Outstanding Debt	$ 1,653,646		$ 1,629,500
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	483,000
Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	1,170,646
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	1,291,400		1,107,800
Fixed Rate Debt [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	4.11%
Actual Interest Rates, Maximum	6.21%
Average Interest Rates	4.82%
Total Outstanding Debt	422,400		403,000
Fixed Rate Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	3.15%
Actual Interest Rates, Maximum	5.57%
Average Interest Rates	4.51%
Total Outstanding Debt	310,000		135,000
Fixed Rate Debt [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	4.38%
Actual Interest Rates, Maximum	6.63%
Average Interest Rates	5.57%
Total Outstanding Debt	559,000		569,800
Fixed Rate Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	831,382
Fixed Rate Debt [Member] | Minimum [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Maturity date	2014
Fixed Rate Debt [Member] | Minimum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Maturity date	2017
Fixed Rate Debt [Member] | Minimum [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Maturity date	2013
Fixed Rate Debt [Member] | Maximum [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Maturity date	2035
Fixed Rate Debt [Member] | Maximum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Maturity date	2024
Fixed Rate Debt [Member] | Maximum [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Maturity date	2017
Variable Rate Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	362,200		521,700
Variable Rate Debt [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	0.66%	[1]
Actual Interest Rates, Maximum	1.13%	[1]
Average Interest Rates	0.73%	[1]
Total Outstanding Debt	71,000	[1]	264,300	[1]
Variable Rate Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	23,000	[1]
Variable Rate Debt [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	0.72%	[1]
Actual Interest Rates, Maximum	1.06%	[1]
Average Interest Rates	0.85%	[1]
Total Outstanding Debt	268,200	[1]	257,400	[1]
Variable Rate Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Actual Interest Rates, Minimum	1.46%	[1]
Actual Interest Rates, Maximum	2.56%	[1]
Average Interest Rates	1.46%	[1]
Maturity date	2015	[1]
Total Outstanding Debt	$ 339,264	[2]	$ 0	[1]
Variable Rate Debt [Member] | Minimum [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Maturity date	2013	[1]
Variable Rate Debt [Member] | Minimum [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Maturity date	2013	[1]
Variable Rate Debt [Member] | Maximum [Member] | Taxable Secured [Member]
Debt Instrument [Line Items]
Maturity date	2033	[1]
Variable Rate Debt [Member] | Maximum [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Maturity date	2033	[1]

[1]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2012, and 2011, respectively which results in MAALP paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.
[2]	Includes capped balances